Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Schedule of results by segment
									2018
					Operating expenses
	Net		Cost of		Selling, general	Results from	Other operating
	sales		products	Gross	and distribuition	equity	income		Operating
	revenue		sold	profit	expenses	investments	(expenses), net		profit (loss)
Reporting segments
Chemicals	31,111,650		(27,464,046)	3,647,604	(756,719)		(139,393)		2,751,492
Vinyls	3,167,390		(2,889,519)	277,871	(169,377)		(18,416)		90,078
Polyolefins	22,483,866		(19,255,377)	3,228,489	(1,310,080)		(93,465)		1,824,944
USA and Europe	11,724,776		(9,126,392)	2,598,384	(610,384)		10,656		1,998,656
Mexico	3,770,506		(2,333,849)	1,436,657	(296,391)		305,457		1,445,723
Total	72,258,188		(61,069,183)	11,189,005	(3,142,951)		64,839		8,110,893

Other segments	292,435		(173,608)	118,827	(34,819)		(103)		83,905
Corporate unit	265,438	(i)		265,438	(200,622)	(888)	26,116	(i)	90,044

Braskem consolidated before eliminations and reclassifications	72,816,061		(61,242,791)	11,573,270	(3,378,392)	(888)	90,852		8,284,842

Eliminations and reclassifications	(14,816,195)		14,811,571	(4,624)					(4,624)

Total	57,999,866		(46,431,220)	11,568,646	(3,378,392)	(888)	90,852		8,280,218

									2017
					Operating expenses
	Net		Cost of		Selling, general	Results from	Other operating
	sales		products	Gross	and distribuition	equity	income		Operating
	revenue		sold	profit	expenses	investments	(expenses), net		profit (loss)
Reporting segments
Chemicals	25,179,288		(20,478,914)	4,700,374	(773,396)		(197,275)		3,729,703
Vinyls	3,066,879		(2,572,774)	494,105	(162,989)		(163,374)		167,742
Polyolefins	19,650,398		(15,432,179)	4,218,219	(1,321,575)		(177,518)		2,719,126
USA and Europe	9,854,496		(7,419,261)	2,435,235	(582,672)		(21,279)		1,831,284
Mexico	3,600,820		(2,097,471)	1,503,349	(283,318)		27,914		1,247,945
Total	61,351,881		(48,000,599)	13,351,282	(3,123,950)		(531,532)		9,695,800

Other segments	83,720		(65,743)	17,977	(13,391)		(2,430)		2,156
Corporate unit					(61,384)	39,956	(320,918)	(ii)	(342,346)

Braskem consolidated before eliminations and reclassifications	61,435,601		(48,066,342)	13,369,259	(3,198,725)	39,956	(854,880)		9,355,610

Eliminations and reclassifications	(12,175,007)		11,888,934	(286,073)	137,389				(148,684)

Total	49,260,594		(36,177,408)	13,083,186	(3,061,336)	39,956	(854,880)		9,206,926

									2016
					Operating expenses
	Net		Cost of		Selling, general	Results from	Other operating
	sales		products	Gross	and distribuition	equity	income		Operating
	revenue		sold	profit	expenses	investments	(expenses), net		profit (loss)
Reporting segments
Chemicals	25,062,602		(20,248,175)	4,814,427	(680,083)		(409,920)		3,724,424
Vinyls	3,016,390		(2,815,184)	201,206	(236,771)		(71,880)		(107,445)
Polyolefins	20,307,367		(15,980,935)	4,326,432	(1,284,665)		(199,098)		2,842,669
USA and Europe	8,896,071		(6,080,722)	2,815,349	(497,810)		(71,000)		2,246,539
Mexico	1,586,927		(1,152,047)	434,880	(231,795)		(4,805)		198,280
Total	58,869,357		(46,277,063)	12,592,294	(2,931,124)		(756,703)		8,904,467

Other segments	12,202		(14,760)	(2,558)	(1,876)		(20,864)		(25,298)
Corporate unit					(33,582)	30,078	(3,128,387)	(iii)	(3,131,891)

Braskem consolidated before eliminations and reclassifications	58,881,559		(46,291,823)	12,589,736	(2,966,582)	30,078	(3,905,954)		5,747,278

Eliminations and reclassifications	(11,217,571)		11,306,254	88,683	115,286				203,969

Total	47,663,988		(34,985,569)	12,678,419	(2,851,296)	30,078	(3,905,954)		5,951,247

Schedule of property, plant and equipment and intangible assets by segment
	2018	2017
Reporting segments
Chemicals	10,916,874	11,136,125
Polyolefins	4,985,337	5,072,162
Vinyls	2,334,270	2,433,882
USA and Europe	3,875,566	2,587,302
Mexico	11,835,170	10,733,277
Total	33,947,217	31,962,748
Unallocated amounts	553,655	526,359
Total	34,500,872	32,489,107